Offerings - Offering: 1	Feb. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	44.31
Maximum Aggregate Offering Price	$ 443,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 61,192.11
Offering Note	The amount registered represents the aggregate number of additional shares of common stock, par value $0.0001 per share ("Common Stock"), of APi Group Corporation (the "Registrant") potentially deliverable pursuant to outstanding equity plans of the Registrant and includes (i) 5,000,000 additional shares of Common Stock of the Registrant potentially deliverable pursuant to the APi Group, Inc. Profit Sharing & 401(k) Plan, as amended, (ii) 3,000,000 additional shares of Common Stock of the Registrant potentially deliverable pursuant to the APi Group, Inc. 401(k) Safe Harbor Plan and (iii) 2,000,000 additional shares of Common Stock of the Registrant potentially deliverable pursuant to the Vipond Inc. Employees' Profit Sharing Plan. Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), this Registration Statement on Form S-8 also covers such indeterminate number of additional shares of Common Stock as may become available pursuant to any anti-dilution provisions of such plans. The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act on the basis of $44.31, the average of the high and low sale prices of such shares on the New York Stock Exchange on February 24, 2026, which is a date within five business days prior to filing.